FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Years Ended December 31, 2025 and 2024

TFLIC Separate Account VNY
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of TFLIC Separate Account VNY
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise TFLIC Separate Account VNY (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Large Cap Growth Class B Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	TA Goldman Sachs Managed Risk – Balanced ETF Initial Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA International Focus Initial Class (1)
Columbia - Acorn (1)	TA Janus Mid-Cap Growth Initial Class (1)
Columbia - Acorn International (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Dimensional VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Dimensional VA International Small (1)	TA JPMorgan Diversified Equity Allocation Initial Class (1)
Dimensional VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
Dimensional VA Short-Term Fixed (1)	TA Multi-Managed Balanced Initial Class (1)
Dimensional VA U.S. Large Value (1)	TA S&P 500 Index Initial Class (1)
Dimensional VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Fund for U.S. Government Securities II (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA TSW International Equity Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Vanguard® Equity Index (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Mid Cap Initial Class (1)	Vanguard® Mid-Cap Index (1)
Fidelity® VIP Value Strategies Initial Class (1)	Vanguard® Real Estate Index (1)
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares (1)	Vanguard® Short-Term Investment Grade (1)
TA Aegon Bond Initial Class (1)	Vanguard® Total Bond Market Index (1)
TA Aegon Sustainable Equity Income Initial Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	-	$-	$-	$-	$-	-	$7.269632	$35.779971
AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-	2.985565	21.845120
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-	5.711724	26.575073
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-	5.242028	25.772571
Columbia - Acorn	1,245.794	14,546	19,808	(2)	19,806	5,242	3.668070	16.976492
Columbia - Acorn International	0.162	3	3	(3)	-	-	2.376314	13.282122
Columbia - Small Company Growth Class 1 Shares	0.304	5	5	(5)	-	-	5.800098	30.781781
Dimensional VA Global Bond	108,063.367	1,116,419	1,053,618	49	1,053,667	694,143	1.486203	10.048939
Dimensional VA International Small	39,059.173	460,185	577,295	6	577,301	176,496	3.164592	18.633756
Dimensional VA International Value	46,635.817	604,324	864,162	(15)	864,147	307,521	2.746747	21.016188
Dimensional VA Short-Term Fixed	71,834.369	731,113	723,372	18	723,390	560,358	1.253086	10.279452
Dimensional VA U.S. Large Value	64,021.264	1,769,954	2,234,982	(23)	2,234,959	504,490	4.306518	19.229295
Dimensional VA U.S. Targeted Value	46,904.559	939,638	1,045,034	(39)	1,044,995	257,260	3.958375	18.636412
Federated Hermes Fund for U.S. Government Securities II	3,363.854	35,400	31,317	(5)	31,312	21,915	1.373369	9.362058
Federated Hermes Government Money II Service Shares	510,278.434	510,278	510,278	34	510,312	426,187	1.150850	10.109645
Federated Hermes High Income Bond II Primary Shares	52,477.148	307,032	303,318	7	303,325	107,624	2.817372	12.824733
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-	3.140944	15.242840
Fidelity® VIP Contrafund® Initial Class	162.785	10,451	9,749	(1)	9,748	1,336	7.014398	33.688882
Fidelity® VIP Mid Cap Initial Class	0.034	1	1	(1)	-	-	4.570249	20.494039
Fidelity® VIP Value Strategies Initial Class	-	-	-	-	-	-	4.325259	21.464093
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	0.208	3	3	(3)	-	-	14.312286	15.588478
TA Aegon Bond Initial Class	7,640.156	84,747	72,581	-	72,581	42,507	1.707486	10.273540
TA Aegon Sustainable Equity Income Initial Class	0.087	1	2	(2)	-	-	3.231221	14.922545
TA BlackRock Real Estate Securities Initial Class	358.540	3,681	3,718	-	3,718	1,919	1.881040	12.290941
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	34,719.068	388,627	438,502	3	438,505	198,735	2.130357	14.575830
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	2.556923	17.303093
TA International Focus Initial Class	4,575.026	41,001	34,953	(1)	34,952	16,202	2.157291	14.528080
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-	4.883679	24.625690
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	2.057131	13.151993
TA JPMorgan Asset Allocation - Moderate Initial Class	44,864.093	484,009	529,396	(1)	529,395	211,514	2.409774	14.873105
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-	2.787961	17.312139
TA JPMorgan Diversified Equity Allocation Initial Class	-	-	-	-	-	-	3.631520	23.064091
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-	6.628392	29.534276
TA Multi-Managed Balanced Initial Class	0.281	5	5	(5)	-	-	3.944783	19.883134
TA S&P 500 Index Initial Class	-	-	-	-	-	-	1.692583	17.049734
TA Small/Mid Cap Value Initial Class	1,852.883	36,557	35,798	1	35,799	9,133	3.919931	17.654408
TA T. Rowe Price Small Cap Initial Class	3,037.002	35,552	35,290	1	35,291	6,549	5.388964	20.435409
TA TSW International Equity Initial Class	-	-	-	-	-	-	2.394582	17.465779
TA WMC US Growth Initial Class	14,713.016	526,010	615,887	16	615,903	88,678	6.768802	37.264875
Vanguard® Equity Index	31,627.522	1,452,865	2,592,192	(2)	2,592,190	382,510	6.655630	29.566245

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® International	33,258.168	$921,193	$950,851	$9	$950,860	336,374	$2.779105	$22.767636
Vanguard® Mid-Cap Index	32,721.950	714,095	914,906	18	914,924	184,518	4.860804	21.036797
Vanguard® Real Estate Index	27,059.757	309,681	313,081	-	313,081	113,525	2.675506	13.170204
Vanguard® Short-Term Investment Grade	92,886.937	977,563	991,104	(71)	991,033	598,219	1.615853	10.953703
Vanguard® Total Bond Market Index	203,159.179	2,356,621	2,194,119	5	2,194,124	1,323,259	1.603670	10.087875

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$-	$-	$-
AB Sustainable Global Thematic Growth Class B Shares	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-
Columbia - Acorn	19,806	-	19,806
Columbia - Acorn International	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	-	-
Dimensional VA Global Bond	1,053,667	-	1,053,667
Dimensional VA International Small	577,301	-	577,301
Dimensional VA International Value	864,147	-	864,147
Dimensional VA Short-Term Fixed	723,390	-	723,390
Dimensional VA U.S. Large Value	2,234,959	-	2,234,959
Dimensional VA U.S. Targeted Value	1,044,995	-	1,044,995
Federated Hermes Fund for U.S. Government Securities II	31,312	-	31,312
Federated Hermes Government Money II Service Shares	510,312	-	510,312
Federated Hermes High Income Bond II Primary Shares	303,325	-	303,325
Federated Hermes Managed Volatility II Primary Shares	-	-	-
Fidelity® VIP Contrafund® Initial Class	9,748	-	9,748
Fidelity® VIP Mid Cap Initial Class	-	-	-
Fidelity® VIP Value Strategies Initial Class	-	-	-
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	-	-	-
TA Aegon Bond Initial Class	72,581	-	72,581
TA Aegon Sustainable Equity Income Initial Class	-	-	-
TA BlackRock Real Estate Securities Initial Class	3,718	-	3,718
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	438,505	-	438,505
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-
TA International Focus Initial Class	34,952	-	34,952
TA Janus Mid-Cap Growth Initial Class	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-
TA JPMorgan Asset Allocation - Moderate Initial Class	529,395	-	529,395
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-
TA JPMorgan Diversified Equity Allocation Initial Class	-	-	-
TA JPMorgan Enhanced Index Initial Class	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-
TA S&P 500 Index Initial Class	-	-	-
TA Small/Mid Cap Value Initial Class	35,799	-	35,799
TA T. Rowe Price Small Cap Initial Class	35,291	-	35,291
TA TSW International Equity Initial Class	-	-	-
TA WMC US Growth Initial Class	615,903	-	615,903
Vanguard® Equity Index	$2,592,190	$-	$2,592,190
Vanguard® International	950,860	-	950,860

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Vanguard® Mid-Cap Index	914,924	-	914,924
Vanguard® Real Estate Index	313,081	-	313,081
Vanguard® Short-Term Investment Grade	991,033	-	991,033
Vanguard® Total Bond Market Index	2,194,124	-	2,194,124

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Large Cap Growth Class B Shares	AB Sustainable Global Thematic Growth Class B Shares	BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon VIF Appreciation Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Columbia - Acorn	Columbia - Acorn International	Columbia - Small Company Growth Class 1 Shares	Dimensional VA Global Bond
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 17,715	$ 3,582	$ -	$ 1,045,170

Investment Income:
Reinvested Dividends	-	32	-	50,567
Investment Expense:
Mortality and Expense Risk and Administrative Charges	112	18	-	6,959
Net Investment Income (Loss)	(112)	14	-	43,608

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	112	(324)	-	(11,756)
Net Realized Capital Gains (Losses) on Investments	112	(324)	-	(11,756)
Net Change in Unrealized Appreciation (Depreciation)	2,353	166	1	18,081
Net Gain (Loss) on Investment	2,465	(158)	1	6,325

Net Increase (Decrease) in Net Assets Resulting from Operations	2,353	(144)	1	49,933

Increase (Decrease) in Net Assets from Contract Transactions	(526)	(3,432)	(1)	(73,913)

Total Increase (Decrease) in Net Assets	1,827	(3,576)	-	(23,980)

Net Assets as of December 31, 2024:	$ 19,542	$ 6	$ -	$ 1,021,190

Investment Income:
Reinvested Dividends	-	-	-	42,523
Investment Expense:
Mortality and Expense Risk and Administrative Charges	112	-	-	6,521
Net Investment Income (Loss)	(112)	-	-	36,002

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1	-
Realized Gain (Loss) on Investments	120	-	-	(5,597)
Net Realized Capital Gains (Losses) on Investments	120	-	1	(5,597)
Net Change in Unrealized Appreciation (Depreciation)	715	(2)	-	6,339
Net Gain (Loss) on Investment	835	(2)	1	742

Net Increase (Decrease) in Net Assets Resulting from Operations	723	(2)	1	36,744

Increase (Decrease) in Net Assets from Contract Transactions	(459)	(4)	(1)	(4,267)

Total Increase (Decrease) in Net Assets	264	(6)	-	32,477

Net Assets as of December 31, 2025:	$ 19,806	$ -	$ -	$ 1,053,667

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA International Small	Dimensional VA International Value	Dimensional VA Short-Term Fixed	Dimensional VA U.S. Large Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 520,492	$ 1,034,193	$ 746,894	$ 2,314,859

Investment Income:
Reinvested Dividends	17,560	36,171	36,342	44,367
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,045	6,460	4,657	14,293
Net Investment Income (Loss)	14,515	29,711	31,685	30,074

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,733	18,668	-	223,536
Realized Gain (Loss) on Investments	(5,282)	35,497	1,780	176,440
Net Realized Capital Gains (Losses) on Investments	8,451	54,165	1,780	399,976
Net Change in Unrealized Appreciation (Depreciation)	(5,768)	(14,881)	3,601	(138,071)
Net Gain (Loss) on Investment	2,683	39,284	5,381	261,905

Net Increase (Decrease) in Net Assets Resulting from Operations	17,198	68,995	37,066	291,979

Increase (Decrease) in Net Assets from Contract Transactions	(38,818)	(212,565)	(60,682)	(476,194)

Total Increase (Decrease) in Net Assets	(21,620)	(143,570)	(23,616)	(184,215)

Net Assets as of December 31, 2024:	$ 498,872	$ 890,623	$ 723,278	$ 2,130,644

Investment Income:
Reinvested Dividends	17,798	33,907	29,791	40,527
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,129	5,146	4,179	12,836
Net Investment Income (Loss)	14,669	28,761	25,612	27,691

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,534	24,682	-	126,585
Realized Gain (Loss) on Investments	15,186	102,316	214	52,078
Net Realized Capital Gains (Losses) on Investments	36,720	126,998	214	178,663
Net Change in Unrealized Appreciation (Depreciation)	113,054	151,226	(232)	88,110
Net Gain (Loss) on Investment	149,774	278,224	(18)	266,773

Net Increase (Decrease) in Net Assets Resulting from Operations	164,443	306,985	25,594	294,464

Increase (Decrease) in Net Assets from Contract Transactions	(86,014)	(333,461)	(25,482)	(190,149)

Total Increase (Decrease) in Net Assets	78,429	(26,476)	112	104,315

Net Assets as of December 31, 2025:	$ 577,301	$ 864,147	$ 723,390	$ 2,234,959

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Dimensional VA U.S. Targeted Value	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money II Service Shares	Federated Hermes High Income Bond II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,139,556	$ 29,471	$ 487,103	$ 243,082

Investment Income:
Reinvested Dividends	16,137	1,032	22,247	14,253
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,039	162	2,683	1,972
Net Investment Income (Loss)	9,098	870	19,564	12,281

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,608	-	-	-
Realized Gain (Loss) on Investments	35,521	(31)	-	(2,728)
Net Realized Capital Gains (Losses) on Investments	114,129	(31)	-	(2,728)
Net Change in Unrealized Appreciation (Depreciation)	(38,769)	(830)	-	4,745
Net Gain (Loss) on Investment	75,360	(861)	-	2,017

Net Increase (Decrease) in Net Assets Resulting from Operations	84,458	9	19,564	14,298

Increase (Decrease) in Net Assets from Contract Transactions	(65,051)	(1)	(12,009)	25,627

Total Increase (Decrease) in Net Assets	19,407	8	7,555	39,925

Net Assets as of December 31, 2024:	$ 1,158,963	$ 29,479	$ 494,658	$ 283,007

Investment Income:
Reinvested Dividends	18,312	1,178	18,418	17,541
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,156	167	2,753	2,168
Net Investment Income (Loss)	12,156	1,011	15,665	15,373

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	82,845	-	-	-
Realized Gain (Loss) on Investments	92,688	(33)	-	(5,799)
Net Realized Capital Gains (Losses) on Investments	175,533	(33)	-	(5,799)
Net Change in Unrealized Appreciation (Depreciation)	(109,727)	855	-	11,003
Net Gain (Loss) on Investment	65,806	822	-	5,204

Net Increase (Decrease) in Net Assets Resulting from Operations	77,962	1,833	15,665	20,577

Increase (Decrease) in Net Assets from Contract Transactions	(191,930)	-	(11)	(259)

Total Increase (Decrease) in Net Assets	(113,968)	1,833	15,654	20,318

Net Assets as of December 31, 2025:	$ 1,044,995	$ 31,312	$ 510,312	$ 303,325

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Federated Hermes Managed Volatility II Primary Shares	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Value Strategies Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 21,686	$ 162,014	$ 91,785

Investment Income:
Reinvested Dividends	-	50	979	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	145	1,067	420
Net Investment Income (Loss)	-	(95)	(88)	(420)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,227	22,827	1,211
Realized Gain (Loss) on Investments	-	59	1,198	25,334
Net Realized Capital Gains (Losses) on Investments	-	3,286	24,025	26,545
Net Change in Unrealized Appreciation (Depreciation)	-	3,971	3,284	(17,730)
Net Gain (Loss) on Investment	-	7,257	27,309	8,815

Net Increase (Decrease) in Net Assets Resulting from Operations	-	7,162	27,221	8,395

Increase (Decrease) in Net Assets from Contract Transactions	-	6	(5,404)	(100,180)

Total Increase (Decrease) in Net Assets	-	7,168	21,817	(91,785)

Net Assets as of December 31, 2024:	$ -	$ 28,854	$ 183,831	$ -

Investment Income:
Reinvested Dividends	-	13	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	65	171	-
Net Investment Income (Loss)	-	(52)	(171)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,091	8,290	-
Realized Gain (Loss) on Investments	-	6,467	(3,413)	-
Net Realized Capital Gains (Losses) on Investments	-	8,558	4,877	-
Net Change in Unrealized Appreciation (Depreciation)	-	(10,408)	(5,834)	-
Net Gain (Loss) on Investment	-	(1,850)	(957)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(1,902)	(1,128)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(17,204)	(182,703)	-

Total Increase (Decrease) in Net Assets	-	(19,106)	(183,831)	-

Net Assets as of December 31, 2025:	$ -	$ 9,748	$ -	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	TA Aegon Bond Initial Class	TA Aegon Sustainable Equity Income Initial Class	TA BlackRock Real Estate Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 24	$ 68,663	$ -	$ 3,547

Investment Income:
Reinvested Dividends	-	3,046	-	77
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	528	-	21
Net Investment Income (Loss)	-	2,518	-	56

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1)	(337)	-	1
Net Realized Capital Gains (Losses) on Investments	(1)	(337)	-	1
Net Change in Unrealized Appreciation (Depreciation)	2	(1,216)	-	(33)
Net Gain (Loss) on Investment	1	(1,553)	-	(32)

Net Increase (Decrease) in Net Assets Resulting from Operations	1	965	-	24

Increase (Decrease) in Net Assets from Contract Transactions	(18)	5,594	-	(81)

Total Increase (Decrease) in Net Assets	(17)	6,559	-	(57)

Net Assets as of December 31, 2024:	$ 7	$ 75,222	$ -	$ 3,490

Investment Income:
Reinvested Dividends	-	4,624	-	66
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	539	-	22
Net Investment Income (Loss)	-	4,085	-	44

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(392)	-	4
Net Realized Capital Gains (Losses) on Investments	-	(392)	-	4
Net Change in Unrealized Appreciation (Depreciation)	2	715	-	258
Net Gain (Loss) on Investment	2	323	-	262

Net Increase (Decrease) in Net Assets Resulting from Operations	2	4,408	-	306

Increase (Decrease) in Net Assets from Contract Transactions	(9)	(7,049)	-	(78)

Total Increase (Decrease) in Net Assets	(7)	(2,641)	-	228

Net Assets as of December 31, 2025:	$ -	$ 72,581	$ -	$ 3,718

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Goldman Sachs Managed Risk - Growth ETF Initial Class	TA International Focus Initial Class	TA Janus Mid-Cap Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 364,585	$ -	$ 62,757	$ -

Investment Income:
Reinvested Dividends	9,460	-	1,173	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,121	-	390	-
Net Investment Income (Loss)	7,339	-	783	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,513	-	1,616	-
Realized Gain (Loss) on Investments	245	-	(6,544)	-
Net Realized Capital Gains (Losses) on Investments	4,758	-	(4,928)	-
Net Change in Unrealized Appreciation (Depreciation)	19,947	-	4,618	-
Net Gain (Loss) on Investment	24,705	-	(310)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	32,044	-	473	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(29,222)	-

Total Increase (Decrease) in Net Assets	32,044	-	(28,749)	-

Net Assets as of December 31, 2024:	$ 396,629	$ -	$ 34,008	$ -

Investment Income:
Reinvested Dividends	11,574	-	619	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,262	-	268	-
Net Investment Income (Loss)	9,312	-	351	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,131	-	3,665	-
Realized Gain (Loss) on Investments	316	-	(304)	-
Net Realized Capital Gains (Losses) on Investments	17,447	-	3,361	-
Net Change in Unrealized Appreciation (Depreciation)	15,118	-	(1,750)	-
Net Gain (Loss) on Investment	32,565	-	1,611	-

Net Increase (Decrease) in Net Assets Resulting from Operations	41,877	-	1,962	-

Increase (Decrease) in Net Assets from Contract Transactions	(1)	-	(1,018)	-

Total Increase (Decrease) in Net Assets	41,876	-	944	-

Net Assets as of December 31, 2025:	$ 438,505	$ -	$ 34,952	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Diversified Equity Allocation Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 451,140	$ -	$ 250,668

Investment Income:
Reinvested Dividends	-	7,535	-	3,564
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,649	-	1,475
Net Investment Income (Loss)	-	4,886	-	2,089

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	4,971
Realized Gain (Loss) on Investments	-	(314)	-	(7,454)
Net Realized Capital Gains (Losses) on Investments	-	(314)	-	(2,483)
Net Change in Unrealized Appreciation (Depreciation)	-	28,842	-	40,055
Net Gain (Loss) on Investment	-	28,528	-	37,572

Net Increase (Decrease) in Net Assets Resulting from Operations	-	33,414	-	39,661

Increase (Decrease) in Net Assets from Contract Transactions	-	(1,860)	-	(109,119)

Total Increase (Decrease) in Net Assets	-	31,554	-	(69,458)

Net Assets as of December 31, 2024:	$ -	$ 482,694	$ -	$ 181,210

Investment Income:
Reinvested Dividends	-	16,576	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,770	-	171
Net Investment Income (Loss)	-	13,806	-	(171)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(693)	-	15,130
Net Realized Capital Gains (Losses) on Investments	-	(693)	-	15,130
Net Change in Unrealized Appreciation (Depreciation)	-	40,704	-	(9,695)
Net Gain (Loss) on Investment	-	40,011	-	5,435

Net Increase (Decrease) in Net Assets Resulting from Operations	-	53,817	-	5,264

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,116)	-	(186,474)

Total Increase (Decrease) in Net Assets	-	46,701	-	(181,210)

Net Assets as of December 31, 2025:	$ -	$ 529,395	$ -	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Enhanced Index Initial Class	TA Multi-Managed Balanced Initial Class	TA S&P 500 Index Initial Class	TA Small/Mid Cap Value Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 19,261	$ -	$ -	$ 38,151

Investment Income:
Reinvested Dividends	147	-	-	310
Investment Expense:
Mortality and Expense Risk and Administrative Charges	122	-	-	256
Net Investment Income (Loss)	25	-	-	54

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	725	-	-	1,038
Realized Gain (Loss) on Investments	65	-	-	(1,672)
Net Realized Capital Gains (Losses) on Investments	790	-	-	(634)
Net Change in Unrealized Appreciation (Depreciation)	3,721	-	-	3,374
Net Gain (Loss) on Investment	4,511	-	-	2,740

Net Increase (Decrease) in Net Assets Resulting from Operations	4,536	-	-	2,794

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(8,065)

Total Increase (Decrease) in Net Assets	4,536	-	-	(5,271)

Net Assets as of December 31, 2024:	$ 23,797	$ -	$ -	$ 32,880

Investment Income:
Reinvested Dividends	-	-	-	423
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37	-	-	250
Net Investment Income (Loss)	(37)	-	-	173

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1	-	3,543
Realized Gain (Loss) on Investments	6,129	-	-	(177)
Net Realized Capital Gains (Losses) on Investments	6,129	1	-	3,366
Net Change in Unrealized Appreciation (Depreciation)	(8,224)	-	-	(575)
Net Gain (Loss) on Investment	(2,095)	1	-	2,791

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,132)	1	-	2,964

Increase (Decrease) in Net Assets from Contract Transactions	(21,665)	(1)	-	(45)

Total Increase (Decrease) in Net Assets	(23,797)	-	-	2,919

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ 35,799

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA T. Rowe Price Small Cap Initial Class	TA TSW International Equity Initial Class	TA WMC US Growth Initial Class	Vanguard® Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 35,423	$ -	$ 540,135	$ 2,313,845

Investment Income:
Reinvested Dividends	-	-	61	32,793
Investment Expense:
Mortality and Expense Risk and Administrative Charges	305	-	3,513	16,093
Net Investment Income (Loss)	(305)	-	(3,452)	16,700

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,617	-	49,899	93,754
Realized Gain (Loss) on Investments	(1,859)	-	44,616	232,188
Net Realized Capital Gains (Losses) on Investments	(242)	-	94,515	325,942
Net Change in Unrealized Appreciation (Depreciation)	5,326	-	51,000	184,234
Net Gain (Loss) on Investment	5,084	-	145,515	510,176

Net Increase (Decrease) in Net Assets Resulting from Operations	4,779	-	142,063	526,876

Increase (Decrease) in Net Assets from Contract Transactions	3,078	-	(116,804)	(440,509)

Total Increase (Decrease) in Net Assets	7,857	-	25,259	86,367

Net Assets as of December 31, 2024:	$ 43,280	$ -	$ 565,394	$ 2,400,212

Investment Income:
Reinvested Dividends	-	-	-	26,751
Investment Expense:
Mortality and Expense Risk and Administrative Charges	262	-	3,566	16,188
Net Investment Income (Loss)	(262)	-	(3,566)	10,563

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,190	-	93,051	51,545
Realized Gain (Loss) on Investments	(3,066)	-	142	142,040
Net Realized Capital Gains (Losses) on Investments	2,124	-	93,193	193,585
Net Change in Unrealized Appreciation (Depreciation)	(123)	-	5,397	188,693
Net Gain (Loss) on Investment	2,001	-	98,590	382,278

Net Increase (Decrease) in Net Assets Resulting from Operations	1,739	-	95,024	392,841

Increase (Decrease) in Net Assets from Contract Transactions	(9,728)	-	(44,515)	(200,863)

Total Increase (Decrease) in Net Assets	(7,989)	-	50,509	191,978

Net Assets as of December 31, 2025:	$ 35,291	$ -	$ 615,903	$ 2,592,190

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 878,916	$ 890,179	$ 346,702	$ 949,848

Investment Income:
Reinvested Dividends	11,110	12,827	10,406	36,046
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,923	5,826	1,961	6,112
Net Investment Income (Loss)	5,187	7,001	8,445	29,934

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,409	10,690	8,778	-
Realized Gain (Loss) on Investments	5,941	25,388	2,887	(2,811)
Net Realized Capital Gains (Losses) on Investments	35,350	36,078	11,665	(2,811)
Net Change in Unrealized Appreciation (Depreciation)	33,276	79,697	(3,107)	14,322
Net Gain (Loss) on Investment	68,626	115,775	8,558	11,511

Net Increase (Decrease) in Net Assets Resulting from Operations	73,813	122,776	17,003	41,445

Increase (Decrease) in Net Assets from Contract Transactions	(84,712)	(139,370)	(59,056)	(31,007)

Total Increase (Decrease) in Net Assets	(10,899)	(16,594)	(42,053)	10,438

Net Assets as of December 31, 2024:	$ 868,017	$ 873,585	$ 304,649	$ 960,286

Investment Income:
Reinvested Dividends	7,899	11,224	8,309	40,601
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,067	5,697	1,801	5,954
Net Investment Income (Loss)	1,832	5,527	6,508	34,647

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,240	44,715	5,320	-
Realized Gain (Loss) on Investments	9,394	14,927	(2,393)	(1,586)
Net Realized Capital Gains (Losses) on Investments	62,634	59,642	2,927	(1,586)
Net Change in Unrealized Appreciation (Depreciation)	94,835	22,926	(2,394)	24,169
Net Gain (Loss) on Investment	157,469	82,568	533	22,583

Net Increase (Decrease) in Net Assets Resulting from Operations	159,301	88,095	7,041	57,230

Increase (Decrease) in Net Assets from Contract Transactions	(76,458)	(46,756)	1,391	(26,483)

Total Increase (Decrease) in Net Assets	82,843	41,339	8,432	30,747

Net Assets as of December 31, 2025:	$ 950,860	$ 914,924	$ 313,081	$ 991,033

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

Vanguard® Total Bond Market Index
Subaccount

Net Assets as of December 31, 2023:	$ 2,146,345

Investment Income:
Reinvested Dividends	60,259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,555
Net Investment Income (Loss)	47,704

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(22,374)
Net Realized Capital Gains (Losses) on Investments	(22,374)
Net Change in Unrealized Appreciation (Depreciation)	(9,374)
Net Gain (Loss) on Investment	(31,748)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,956

Increase (Decrease) in Net Assets from Contract Transactions	(70,994)

Total Increase (Decrease) in Net Assets	(55,038)

Net Assets as of December 31, 2024:	$ 2,091,307

Investment Income:
Reinvested Dividends	73,409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,254
Net Investment Income (Loss)	61,155

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(17,685)
Net Realized Capital Gains (Losses) on Investments	(17,685)
Net Change in Unrealized Appreciation (Depreciation)	85,490
Net Gain (Loss) on Investment	67,805

Net Increase (Decrease) in Net Assets Resulting from Operations	128,960

Increase (Decrease) in Net Assets from Contract Transactions	(26,143)

Total Increase (Decrease) in Net Assets	102,817

Net Assets as of December 31, 2025:	$ 2,194,124

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025

1. Organization

TFLIC Separate Account VNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Class B Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Acorn	Columbia - Acorn Portfolio
Columbia - Acorn International	Columbia - Acorn International Portfolio
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Portfolio Class 1 Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio
Dimensional VA International Small	Dimensional VA International Small Portfolio
Dimensional VA International Value	Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed	Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	NVIT Fidelity Institutional AM® Emerging Markets Class D Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Diversified Equity Allocation Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
Columbia - Acorn	Wanger Acorn
Columbia - Acorn International	Wanger International
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares
TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Asset Allocation - Growth Initial Class

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class B Shares	$-	$-
AB Sustainable Global Thematic Growth Class B Shares	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-
BNY Mellon VIF Appreciation Service Shares	-	-
Columbia - Acorn	-	569
Columbia - Acorn International	3	3
Columbia - Small Company Growth Class 1 Shares	1	-
Dimensional VA Global Bond	95,255	63,522
Dimensional VA International Small	45,781	95,594
Dimensional VA International Value	67,288	347,304
Dimensional VA Short-Term Fixed	78,142	78,006
Dimensional VA U.S. Large Value	215,657	251,523
Dimensional VA U.S. Targeted Value	166,504	263,431
Federated Hermes Fund for U.S. Government Securities II	1,178	167
Federated Hermes Government Money II Service Shares	18,418	2,757
Federated Hermes High Income Bond II Primary Shares	50,327	35,211
Federated Hermes Managed Volatility II Primary Shares	-	-
Fidelity® VIP Contrafund® Initial Class	11,384	26,531
Fidelity® VIP Mid Cap Initial Class	8,290	182,873
Fidelity® VIP Value Strategies Initial Class	-	-
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	1	9
TA Aegon Bond Initial Class	4,626	7,582
TA Aegon Sustainable Equity Income Initial Class	-	-
TA BlackRock Real Estate Securities Initial Class	66	100
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	28,705	2,263
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-
TA International Focus Initial Class	4,287	1,289
TA Janus Mid-Cap Growth Initial Class	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-
TA JPMorgan Asset Allocation - Moderate Initial Class	16,576	9,886
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Diversified Equity Allocation Initial Class	$179	$186,823
TA JPMorgan Enhanced Index Initial Class	-	21,700
TA Multi-Managed Balanced Initial Class	1	-
TA S&P 500 Index Initial Class	-	-
TA Small/Mid Cap Value Initial Class	4,398	728
TA T. Rowe Price Small Cap Initial Class	5,808	10,608
TA TSW International Equity Initial Class	-	-
TA WMC US Growth Initial Class	132,704	87,735
Vanguard® Equity Index	138,864	277,619
Vanguard® International	91,102	112,492
Vanguard® Mid-Cap Index	95,515	92,031
Vanguard® Real Estate Index	41,585	28,367
Vanguard® Short-Term Investment Grade	107,547	99,378
Vanguard® Total Bond Market Index	161,126	126,117

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class B Shares	-	-	-	-	-	-
AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
Columbia - Acorn	-	(128)	(128)	-	(155)	(155)
Columbia - Acorn International	-	(3)	(3)	80	(1,559)	(1,479)
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-
Dimensional VA Global Bond	35,414	(38,785)	(3,371)	61,028	(110,917)	(49,889)
Dimensional VA International Small	2,276	(33,537)	(31,261)	10,025	(26,023)	(15,998)
Dimensional VA International Value	4,441	(154,515)	(150,074)	19,284	(124,753)	(105,469)
Dimensional VA Short-Term Fixed	38,582	(59,170)	(20,588)	68,718	(116,617)	(47,899)
Dimensional VA U.S. Large Value	12,788	(61,806)	(49,018)	27,060	(150,793)	(123,733)
Dimensional VA U.S. Targeted Value	18,533	(69,892)	(51,359)	12,602	(30,057)	(17,455)
Federated Hermes Fund for U.S. Government Securities II	-	-	-	-	-	-
Federated Hermes Government Money II Service Shares	-	(3)	(3)	-	(10,788)	(10,788)
Federated Hermes High Income Bond II Primary Shares	12,029	(12,181)	(152)	13,823	(3,680)	10,143
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-
Fidelity® VIP Contrafund® Initial Class	1,338	(4,781)	(3,443)	-	-	-
Fidelity® VIP Mid Cap Initial Class	-	(43,377)	(43,377)	991	(2,261)	(1,270)
Fidelity® VIP Value Strategies Initial Class	-	-	-	1,501	(25,548)	(24,047)
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	-	(1)	(1)	-	(1)	(1)
TA Aegon Bond Initial Class	-	(4,199)	(4,199)	4,079	(589)	3,490
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Initial Class	-	(42)	(42)	-	(45)	(45)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	-	(457)	(457)	-	(13,532)	(13,532)

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(3,100)	(3,100)	-	(858)	(858)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Diversified Equity Allocation Initial Class	57	(57,577)	(57,520)	1,529	(36,049)	(34,520)
TA JPMorgan Enhanced Index Initial Class	-	(3,988)	(3,988)	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-
TA S&P 500 Index Initial Class	-	-	-	-	-	-
TA Small/Mid Cap Value Initial Class	121	(130)	(9)	-	(2,319)	(2,319)
TA T. Rowe Price Small Cap Initial Class	127	(2,285)	(2,158)	1,364	(632)	732
TA TSW International Equity Initial Class	-	-	-	-	-	-
TA WMC US Growth Initial Class	7,335	(13,909)	(6,574)	8,377	(29,571)	(21,194)
Vanguard® Equity Index	10,983	(42,695)	(31,712)	2,987	(83,451)	(80,464)
Vanguard® International	11,472	(41,004)	(29,532)	15,094	(50,119)	(35,025)
Vanguard® Mid-Cap Index	8,589	(19,207)	(10,618)	4,615	(36,603)	(31,988)
Vanguard® Real Estate Index	10,328	(10,036)	292	14,301	(35,215)	(20,914)
Vanguard® Short-Term Investment Grade	42,002	(59,142)	(17,140)	63,329	(81,940)	(18,611)
Vanguard® Total Bond Market Index	55,307	(73,059)	(17,752)	72,553	(116,955)	(44,402)

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class B Shares	$-	$-	$-	$-	$-	$-
AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
Columbia - Acorn	-	(459)	(459)	-	(526)	(526)
Columbia - Acorn International	-	(4)	(4)	188	(3,620)	(3,432)
Columbia - Small Company Growth Class 1 Shares	-	(1)	(1)	-	(1)	(1)
Dimensional VA Global Bond	53,579	(57,846)	(4,267)	87,625	(161,538)	(73,913)
Dimensional VA International Small	6,558	(92,572)	(86,014)	24,249	(63,067)	(38,818)
Dimensional VA International Value	8,834	(342,295)	(333,461)	37,734	(250,299)	(212,565)
Dimensional VA Short-Term Fixed	49,119	(74,601)	(25,482)	82,927	(143,609)	(60,682)
Dimensional VA U.S. Large Value	49,816	(239,965)	(190,149)	100,921	(577,115)	(476,194)
Dimensional VA U.S. Targeted Value	65,636	(257,566)	(191,930)	44,647	(109,698)	(65,051)
Federated Hermes Fund for U.S. Government Securities II	-	-	-	-	(1)	(1)
Federated Hermes Government Money II Service Shares	-	(11)	(11)	-	(12,009)	(12,009)
Federated Hermes High Income Bond II Primary Shares	32,824	(33,083)	(259)	35,047	(9,420)	25,627
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-
Fidelity® VIP Contrafund® Initial Class	9,280	(26,484)	(17,204)	-	6	6
Fidelity® VIP Mid Cap Initial Class	-	(182,703)	(182,703)	3,820	(9,224)	(5,404)
Fidelity® VIP Value Strategies Initial Class	-	-	-	5,869	(106,049)	(100,180)
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares	-	(9)	(9)	-	(18)	(18)
TA Aegon Bond Initial Class	-	(7,049)	(7,049)	6,531	(937)	5,594
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Initial Class	-	(78)	(78)	-	(81)	(81)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	(1)	(1)	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	-	(1,018)	(1,018)	-	(29,222)	(29,222)

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Janus Mid-Cap Growth Initial Class	$-	$-	$-	$-	$-	$-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(7,116)	(7,116)	-	(1,860)	(1,860)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Diversified Equity Allocation Initial Class	182	(186,656)	(186,474)	4,731	(113,850)	(109,119)
TA JPMorgan Enhanced Index Initial Class	-	(21,665)	(21,665)	-	-	-
TA Multi-Managed Balanced Initial Class	-	(1)	(1)	-	-	-
TA S&P 500 Index Initial Class	-	-	-	-	-	-
TA Small/Mid Cap Value Initial Class	432	(477)	(45)	-	(8,065)	(8,065)
TA T. Rowe Price Small Cap Initial Class	619	(10,347)	(9,728)	6,420	(3,342)	3,078
TA TSW International Equity Initial Class	-	-	-	-	-	-
TA WMC US Growth Initial Class	39,918	(84,433)	(44,515)	45,355	(162,159)	(116,804)
Vanguard® Equity Index	61,286	(262,149)	(200,863)	16,355	(456,864)	(440,509)
Vanguard® International	30,474	(106,932)	(76,458)	34,813	(119,525)	(84,712)
Vanguard® Mid-Cap Index	40,137	(86,893)	(46,756)	18,944	(158,314)	(139,370)
Vanguard® Real Estate Index	28,405	(27,014)	1,391	36,565	(95,621)	(59,056)
Vanguard® Short-Term Investment Grade	67,790	(94,273)	(26,483)	95,639	(126,646)	(31,007)
Vanguard® Total Bond Market Index	89,463	(115,606)	(26,143)	111,437	(182,431)	(70,994)

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Large Cap Growth Class B Shares
12/31/2025	-	$ 7.56	to	$ 35.78	$ -	-%	0.55%	to	1.80%	12.23%	to	10.86%
12/31/2024	-	6.74	to	32.28	-	-	0.55	to	1.80	24.27	to	22.73
12/31/2023	-	5.42	to	26.30	-	-	0.55	to	1.80	34.05	to	32.41
12/31/2022	-	4.05	to	19.86	-	-	0.55	to	1.80	(29.08)	to	(29.95)
12/31/2021	-	5.70	to	28.35	-	-	0.55	to	1.80	27.95	to	26.38
AB Sustainable Global Thematic Growth Class B Shares
12/31/2025	-	3.11	to	21.85	-	-	0.55	to	1.80	5.45	to	4.15
12/31/2024	-	2.95	to	20.97	-	-	0.55	to	1.80	5.38	to	4.08
12/31/2023	-	2.80	to	20.15	-	-	0.55	to	1.80	15.07	to	13.66
12/31/2022	-	2.43	to	17.73	-	-	0.55	to	1.80	(27.57)	to	(28.45)
12/31/2021	-	3.35	to	24.78	-	-	0.55	to	1.80	21.90	to	20.41
BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2025	-	5.94	to	26.58	-	-	0.55	to	1.80	15.04	to	13.63
12/31/2024	-	5.17	to	23.39	-	-	0.55	to	1.80	23.89	to	22.36
12/31/2023	-	4.17	to	19.11	-	-	0.55	to	1.80	22.83	to	21.33
12/31/2022	-	3.39	to	15.75	-	-	0.55	to	1.80	(23.48)	to	(24.42)
12/31/2021	-	4.44	to	20.84	-	-	0.55	to	1.80	25.99	to	24.44
BNY Mellon VIF Appreciation Service Shares
12/31/2025	-	5.45	to	25.77	-	-	0.55	to	1.80	9.18	to	7.84
12/31/2024	-	4.99	to	23.90	-	-	0.55	to	1.80	11.86	to	10.48
12/31/2023	-	4.47	to	21.63	-	-	0.55	to	1.80	20.01	to	18.54
12/31/2022	-	3.72	to	18.25	-	-	0.55	to	1.80	(18.70)	to	(19.70)
12/31/2021	-	4.58	to	22.72	-	-	0.55	to	1.80	26.08	to	24.53
Columbia - Acorn
12/31/2025	5,242	3.82	to	16.98	19,806	-	0.55	to	1.80	3.90	to	2.62
12/31/2024	5,370	3.67	to	16.54	19,542	-	0.55	to	1.80	13.55	to	12.15
12/31/2023	5,525	3.23	to	14.75	17,715	-	0.55	to	1.80	21.07	to	19.59
12/31/2022	5,700	2.67	to	12.33	15,103	-	0.55	to	1.80	(33.83)	to	(34.64)
12/31/2021	13,325	4.04	to	18.87	53,388	0.75	0.55	to	1.80	8.30	to	6.97
Columbia - Acorn International
12/31/2025	-	2.47	to	13.28	-	1.09	0.55	to	1.80	12.14	to	10.76
12/31/2024	3	2.20	to	11.99	6	0.98	0.55	to	1.80	(8.75)	to	(9.88)
12/31/2023	1,482	2.42	to	13.31	3,582	0.33	0.55	to	1.80	16.32	to	14.89
12/31/2022	1,589	2.08	to	11.58	3,302	0.99	0.55	to	1.80	(34.21)	to	(35.01)
12/31/2021	1,072	3.16	to	17.82	3,383	1.00	0.55	to	1.80	18.16	to	16.71
Columbia - Small Company Growth Class 1 Shares
12/31/2025	-	6.03	to	30.78	-	-	0.55	to	1.80	21.02	to	19.54
12/31/2024	-	4.99	to	25.75	-	2.34	0.55	to	1.80	23.43	to	21.91
12/31/2023	-	4.04	to	21.12	-	-	0.55	to	1.80	25.94	to	24.40
12/31/2022	-	3.21	to	16.98	-	-	0.55	to	1.80	(36.12)	to	(36.90)
12/31/2021	-	5.02	to	26.91	-	-	0.55	to	1.80	(3.43)	to	(4.62)
Dimensional VA Global Bond
12/31/2025	694,143	1.55	to	10.05	1,053,667	4.18	0.55	to	1.80	3.78	to	2.51
12/31/2024	697,514	1.49	to	9.80	1,021,190	4.66	0.55	to	1.80	4.81	to	3.51
12/31/2023	747,403	1.42	to	9.47	1,045,170	3.91	0.55	to	1.80	4.48	to	3.20
12/31/2022	756,766	1.36	to	9.18	1,013,959	1.13	0.55	to	1.80	(6.85)	to	(7.99)
12/31/2021	1,413,826	1.46	to	9.97	2,047,692	0.73	0.55	to	1.80	(1.58)	to	(2.79)

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025
5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Dimensional VA International Small
12/31/2025	176,496	$ 3.29	to	$ 18.63	$ 577,301	3.31%	0.55%	to	1.80%	36.24%	to	34.57%
12/31/2024	207,757	2.42	to	13.85	498,872	3.38	0.55	to	1.80	3.25	to	1.97
12/31/2023	223,755	2.34	to	13.58	520,492	3.18	0.55	to	1.80	13.49	to	12.10
12/31/2022	234,687	2.06	to	12.11	481,178	2.52	0.55	to	1.80	(18.09)	to	(19.10)
12/31/2021	239,631	2.52	to	14.97	600,038	2.32	0.55	to	1.80	13.94	to	12.54
Dimensional VA International Value
12/31/2025	307,521	2.86	to	21.02	864,147	4.15	0.55	to	1.80	44.84	to	43.07
12/31/2024	457,595	1.97	to	14.69	890,623	3.49	0.55	to	1.80	6.04	to	4.73
12/31/2023	563,064	1.86	to	14.03	1,034,193	4.74	0.55	to	1.80	17.22	to	15.78
12/31/2022	614,562	1.59	to	12.11	963,923	3.86	0.55	to	1.80	(3.98)	to	(5.16)
12/31/2021	677,114	1.65	to	12.77	1,107,184	3.49	0.55	to	1.80	17.47	to	16.03
Dimensional VA Short-Term Fixed
12/31/2025	560,358	1.30	to	10.28	723,390	4.24	0.55	to	1.80	3.76	to	2.49
12/31/2024	580,946	1.26	to	10.03	723,278	4.65	0.55	to	1.80	4.90	to	3.61
12/31/2023	628,845	1.20	to	9.68	746,894	3.73	0.55	to	1.80	4.41	to	3.13
12/31/2022	642,463	1.15	to	9.39	731,254	0.89	0.55	to	1.80	(1.69)	to	(2.90)
12/31/2021	753,818	1.17	to	9.67	873,119	0.01	0.55	to	1.80	(0.74)	to	(1.95)
Dimensional VA U.S. Large Value
12/31/2025	504,490	4.48	to	19.23	2,234,959	1.91	0.55	to	1.80	15.19	to	13.78
12/31/2024	553,508	3.89	to	16.90	2,130,644	1.87	0.55	to	1.80	12.76	to	11.37
12/31/2023	677,241	3.45	to	15.18	2,314,859	2.29	0.55	to	1.80	10.32	to	8.97
12/31/2022	694,289	3.13	to	13.93	2,152,451	2.15	0.55	to	1.80	(5.40)	to	(6.56)
12/31/2021	790,202	3.30	to	14.90	2,589,848	1.55	0.55	to	1.80	26.34	to	24.79
Dimensional VA U.S. Targeted Value
12/31/2025	257,260	4.12	to	18.64	1,044,995	1.84	0.55	to	1.80	8.35	to	7.02
12/31/2024	308,619	3.80	to	17.41	1,158,963	1.41	0.55	to	1.80	7.54	to	6.22
12/31/2023	326,074	3.53	to	16.40	1,139,556	1.62	0.55	to	1.80	19.38	to	17.92
12/31/2022	326,895	2.96	to	13.90	957,910	1.22	0.55	to	1.80	(4.74)	to	(5.90)
12/31/2021	378,121	3.11	to	14.78	1,163,377	1.31	0.55	to	1.80	38.92	to	37.21
Federated Hermes Fund for U.S. Government Securities II
12/31/2025	21,915	1.43	to	9.36	31,312	3.87	0.55	to	1.80	6.22	to	4.91
12/31/2024	21,915	1.35	to	8.92	29,479	3.50	0.55	to	1.80	0.03	to	(1.21)
12/31/2023	21,915	1.34	to	9.03	29,471	2.49	0.55	to	1.80	3.62	to	2.35
12/31/2022	21,915	1.30	to	8.83	28,441	2.04	0.55	to	1.80	(13.03)	to	(14.09)
12/31/2021	60,807	1.49	to	10.27	90,277	1.81	0.55	to	1.80	(2.58)	to	(3.78)
Federated Hermes Government Money II Service Shares
12/31/2025	426,187	1.20	to	10.11	510,312	3.67	0.55	to	1.80	3.17	to	1.90
12/31/2024	426,190	1.16	to	9.92	494,658	4.58	0.55	to	1.80	4.10	to	2.81
12/31/2023	436,978	1.11	to	9.65	487,103	4.43	0.55	to	1.80	3.95	to	2.68
12/31/2022	470,253	1.07	to	9.40	503,980	2.17	0.55	to	1.80	0.60	to	(0.63)
12/31/2021	78,269	1.07	to	9.46	82,773	-	0.55	to	1.80	(0.54)	to	(1.77)
Federated Hermes High Income Bond II Primary Shares
12/31/2025	107,624	2.93	to	12.82	303,325	6.01	0.55	to	1.80	7.64	to	6.32
12/31/2024	107,776	2.72	to	12.06	283,007	5.38	0.55	to	1.80	5.69	to	4.38
12/31/2023	97,633	2.58	to	11.56	243,082	5.80	0.55	to	1.80	12.10	to	10.73
12/31/2022	96,122	2.30	to	10.44	213,903	5.57	0.55	to	1.80	(12.26)	to	(13.34)
12/31/2021	104,537	2.62	to	12.04	265,619	4.68	0.55	to	1.80	4.27	to	2.99

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025
5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Federated Hermes Managed Volatility II Primary Shares
12/31/2025	-	$ 3.27	to	$ 15.24	$ -	-%	0.55%	to	1.80%	6.45%	to	5.14%
12/31/2024	-	3.07	to	14.50	-	-	0.55	to	1.80	14.92	to	13.50
12/31/2023	-	2.67	to	12.77	-	-	0.55	to	1.80	8.09	to	6.77
12/31/2022	-	2.47	to	11.96	-	-	0.55	to	1.80	(14.23)	to	(15.28)
12/31/2021	-	2.88	to	14.12	-	-	0.55	to	1.80	17.86	to	16.42
Fidelity® VIP Contrafund® Initial Class
12/31/2025	1,336	7.29	to	33.69	9,748	0.11	0.55	to	1.80	20.82	to	19.33
12/31/2024	4,779	6.04	to	28.23	28,854	0.19	0.55	to	1.80	33.06	to	31.41
12/31/2023	4,779	4.54	to	21.48	21,686	0.51	0.55	to	1.80	32.72	to	31.10
12/31/2022	4,779	3.42	to	16.39	16,339	0.52	0.55	to	1.80	(26.72)	to	(27.61)
12/31/2021	4,779	4.66	to	22.64	22,295	0.08	0.55	to	1.80	27.14	to	25.58
Fidelity® VIP Mid Cap Initial Class
12/31/2025	-	4.75	to	20.49	-	-	0.55	to	1.80	11.14	to	9.78
12/31/2024	43,377	4.28	to	18.67	183,831	0.55	0.55	to	1.80	16.85	to	15.40
12/31/2023	44,647	3.66	to	16.18	162,014	0.62	0.55	to	1.80	14.45	to	13.05
12/31/2022	42,330	3.20	to	14.31	134,281	0.50	0.55	to	1.80	(15.21)	to	(16.25)
12/31/2021	42,553	3.77	to	17.09	159,283	0.62	0.55	to	1.80	24.92	to	23.38
Fidelity® VIP Value Strategies Initial Class
12/31/2025	-	4.50	to	21.46	-	-	0.55	to	1.80	7.39	to	6.08
12/31/2024	-	4.19	to	20.23	-	-	0.55	to	1.80	8.80	to	7.46
12/31/2023	24,047	3.85	to	18.83	91,785	1.21	0.55	to	1.80	20.19	to	18.72
12/31/2022	23,246	3.20	to	15.86	73,861	1.09	0.55	to	1.80	(7.53)	to	(8.67)
12/31/2021	25,039	3.47	to	17.37	86,084	1.55	0.55	to	1.80	32.87	to	31.24
NVIT Fidelity Institutional AM® Emerging Markets Class D Shares
12/31/2025	-	15.59	to	14.31	-	0.14	0.55	to	1.80	35.03	to	33.37
12/31/2024	1	11.54	to	10.73	7	0.78	0.55	to	1.80	5.40	to	4.10
12/31/2023	2	10.95	to	10.31	24	1.14	0.55	to	1.80	3.24	to	1.97
12/31/2022	4	10.61	to	10.11	42	0.18	0.55	to	1.80	(25.41)	to	(26.32)
12/31/2021	16	14.22	to	13.72	227	0.92	0.55	to	1.80	(8.09)	to	(9.22)
TA Aegon Bond Initial Class
12/31/2025	42,507	1.78	to	10.27	72,581	6.37	0.55	to	1.80	6.54	to	5.23
12/31/2024	46,706	1.67	to	9.76	75,222	4.24	0.55	to	1.80	1.58	to	0.32
12/31/2023	43,216	1.64	to	9.73	68,663	0.91	0.55	to	1.80	5.87	to	4.57
12/31/2022	39,967	1.55	to	9.31	60,104	3.20	0.55	to	1.80	(15.30)	to	(16.34)
12/31/2021	145,303	1.83	to	11.12	263,496	1.75	0.55	to	1.80	(1.42)	to	(2.63)
TA Aegon Sustainable Equity Income Initial Class
12/31/2025	-	3.34	to	14.92	-	1.61	0.55	to	1.80	10.65	to	9.29
12/31/2024	-	3.02	to	13.65	-	2.37	0.55	to	1.80	16.29	to	14.85
12/31/2023	-	2.59	to	11.89	-	2.11	0.55	to	1.80	5.70	to	4.41
12/31/2022	-	2.45	to	11.39	-	2.11	0.55	to	1.80	(12.11)	to	(13.19)
12/31/2021	-	2.79	to	13.12	-	2.00	0.55	to	1.80	21.75	to	20.26
TA BlackRock Real Estate Securities Initial Class
12/31/2025	1,919	1.96	to	12.29	3,718	1.83	0.55	to	1.80	8.91	to	7.58
12/31/2024	1,961	1.80	to	11.43	3,490	2.18	0.55	to	1.80	0.70	to	(0.55)
12/31/2023	2,006	1.78	to	11.49	3,547	6.00	0.55	to	1.80	12.71	to	11.33
12/31/2022	2,056	1.58	to	10.32	3,227	3.94	0.55	to	1.80	(28.58)	to	(29.46)
12/31/2021	15,815	2.22	to	14.63	34,782	2.47	0.55	to	1.80	25.53	to	23.99

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025
5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2025	198,735	$ 2.21	to	$ 14.58	$ 438,505	2.80%	0.55%	to	1.80%	10.56%	to	9.20%
12/31/2024	198,735	2.00	to	13.35	396,629	2.46	0.55	to	1.80	8.79	to	7.45
12/31/2023	198,735	1.83	to	12.42	364,585	1.75	0.55	to	1.80	12.79	to	11.41
12/31/2022	198,735	1.63	to	11.15	323,232	1.80	0.55	to	1.80	(14.54)	to	(15.59)
12/31/2021	198,735	1.90	to	13.21	378,243	1.38	0.55	to	1.80	9.05	to	7.72
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2025	-	2.65	to	17.30	-	-	0.55	to	1.80	11.88	to	10.51
12/31/2024	-	2.37	to	15.66	-	-	0.55	to	1.80	12.89	to	11.50
12/31/2023	-	2.10	to	14.04	-	-	0.55	to	1.80	17.44	to	16.00
12/31/2022	-	1.79	to	12.11	-	-	0.55	to	1.80	(14.78)	to	(15.83)
12/31/2021	-	2.10	to	14.38	-	-	0.55	to	1.80	13.62	to	12.23
TA International Focus Initial Class
12/31/2025	16,202	2.24	to	14.53	34,952	1.72	0.55	to	1.80	5.89	to	4.59
12/31/2024	16,659	2.12	to	13.89	34,008	2.27	0.55	to	1.80	(1.60)	to	(2.81)
12/31/2023	30,191	2.15	to	14.29	62,757	2.01	0.55	to	1.80	11.92	to	10.55
12/31/2022	30,555	1.92	to	12.93	56,861	3.41	0.55	to	1.80	(20.48)	to	(21.46)
12/31/2021	22,449	2.42	to	16.46	52,650	1.67	0.55	to	1.80	10.21	to	8.86
TA Janus Mid-Cap Growth Initial Class
12/31/2025	-	5.08	to	24.63	-	-	0.55	to	1.80	7.52	to	6.20
12/31/2024	-	4.73	to	23.19	-	-	0.55	to	1.80	13.76	to	12.35
12/31/2023	-	4.15	to	20.64	-	-	0.55	to	1.80	16.41	to	14.98
12/31/2022	-	3.57	to	17.95	-	-	0.55	to	1.80	(17.17)	to	(18.19)
12/31/2021	-	4.31	to	21.94	-	-	0.55	to	1.80	16.66	to	15.22
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2025	-	2.14	to	13.15	-	-	0.55	to	1.80	10.02	to	8.67
12/31/2024	-	1.95	to	12.10	-	-	0.55	to	1.80	5.14	to	3.84
12/31/2023	-	1.85	to	11.65	-	-	0.55	to	1.80	6.47	to	5.16
12/31/2022	-	1.74	to	11.08	-	-	0.55	to	1.80	(15.82)	to	(16.85)
12/31/2021	-	2.06	to	13.33	-	-	0.55	to	1.80	5.32	to	4.03
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2025	211,514	2.51	to	14.87	529,395	3.33	0.55	to	1.80	11.28	to	9.91
12/31/2024	214,614	2.25	to	13.53	482,694	1.59	0.55	to	1.80	7.43	to	6.10
12/31/2023	215,472	2.10	to	12.75	451,140	2.08	0.55	to	1.80	8.51	to	7.18
12/31/2022	228,699	1.93	to	11.90	441,152	5.34	0.55	to	1.80	(16.53)	to	(17.56)
12/31/2021	229,619	2.32	to	14.43	530,715	1.90	0.55	to	1.80	8.58	to	7.25
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2025	-	2.90	to	17.31	-	-	0.55	to	1.80	12.51	to	11.13
12/31/2024	-	2.58	to	15.58	-	-	0.55	to	1.80	10.44	to	9.07
12/31/2023	-	2.33	to	14.28	-	-	0.55	to	1.80	11.60	to	10.24
12/31/2022	-	2.09	to	12.96	-	-	0.55	to	1.80	(17.81)	to	(18.81)
12/31/2021	-	2.54	to	15.96	-	2.79	0.55	to	1.80	13.32	to	11.93
TA JPMorgan Diversified Equity Allocation Initial Class
12/31/2025	-	3.78	to	23.06	-	-	0.55	to	1.80	18.80	to	17.34
12/31/2024	57,520	3.18	to	19.66	181,210	1.46	0.55	to	1.80	15.73	to	14.30
12/31/2023	92,040	2.75	to	17.20	250,668	1.73	0.55	to	1.80	19.68	to	18.22
12/31/2022	90,811	2.30	to	14.55	206,746	6.13	0.55	to	1.80	(22.99)	to	(23.94)
12/31/2021	81,943	2.98	to	19.12	242,375	1.55	0.55	to	1.80	18.99	to	17.53

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025
5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA JPMorgan Enhanced Index Initial Class
12/31/2025	-	$ 6.90	to	$ 29.53	$ -	-%	0.55%	to	1.80%	15.58%	to	14.16%
12/31/2024	3,988	5.97	to	25.87	23,797	0.67	0.55	to	1.80	23.55	to	22.03
12/31/2023	3,988	4.83	to	21.20	19,261	0.82	0.55	to	1.80	26.97	to	25.41
12/31/2022	3,988	3.80	to	16.90	15,170	0.68	0.55	to	1.80	(18.80)	to	(19.79)
12/31/2021	3,988	4.68	to	21.08	18,681	0.79	0.55	to	1.80	29.41	to	27.82
TA Multi-Managed Balanced Initial Class
12/31/2025	-	4.07	to	19.88	-	2.15	0.55	to	1.80	12.44	to	11.06
12/31/2024	-	3.62	to	17.90	-	1.85	0.55	to	1.80	14.31	to	12.90
12/31/2023	-	3.17	to	15.86	-	1.57	0.55	to	1.80	18.08	to	16.64
12/31/2022	-	2.68	to	13.60	-	-	0.55	to	1.80	(16.74)	to	(17.76)
12/31/2021	89,876	3.22	to	16.53	287,757	1.15	0.55	to	1.80	16.40	to	14.97
TA S&P 500 Index Initial Class
12/31/2025	-	17.05	to	16.29	-	-	0.55	to	1.80	17.00	to	15.57
12/31/2024	-	14.57	to	14.10	-	-	0.55	to	1.80	24.14	to	22.61
12/31/2023	-	11.74	to	11.50	-	-	0.55	to	1.80	25.40	to	23.87
12/31/2022(1)	-	9.36	to	9.28	-	-	0.55	to	1.80	-	to	-
TA Small/Mid Cap Value Initial Class
12/31/2025	9,133	4.06	to	17.65	35,799	1.27	0.55	to	1.80	9.21	to	7.87
12/31/2024	9,142	3.72	to	16.37	32,880	0.91	0.55	to	1.80	8.26	to	6.92
12/31/2023	11,461	3.43	to	15.31	38,151	1.03	0.55	to	1.80	11.78	to	10.42
12/31/2022	10,919	3.07	to	13.86	32,580	0.54	0.55	to	1.80	(8.81)	to	(9.93)
12/31/2021	7,885	3.37	to	15.39	25,851	0.90	0.55	to	1.80	27.42	to	25.86
TA T. Rowe Price Small Cap Initial Class
12/31/2025	6,549	5.60	to	20.44	35,291	-	0.55	to	1.80	9.67	to	8.32
12/31/2024	8,707	5.11	to	18.87	43,280	-	0.55	to	1.80	12.16	to	10.78
12/31/2023	7,975	4.56	to	17.03	35,423	-	0.55	to	1.80	20.54	to	19.06
12/31/2022	7,745	3.78	to	14.30	28,588	-	0.55	to	1.80	(22.81)	to	(23.76)
12/31/2021	6,999	4.90	to	18.76	33,550	-	0.55	to	1.80	10.76	to	9.40
TA TSW International Equity Initial Class
12/31/2025	-	2.49	to	17.47	-	-	0.55	to	1.80	31.14	to	29.53
12/31/2024	-	1.90	to	13.48	-	-	0.55	to	1.80	2.82	to	1.55
12/31/2023	-	1.85	to	13.28	-	-	0.55	to	1.80	14.85	to	13.44
12/31/2022	-	1.61	to	11.71	-	-	0.55	to	1.80	(14.87)	to	(15.91)
12/31/2021	-	1.89	to	13.92	-	2.11	0.55	to	1.80	12.79	to	11.40
TA WMC US Growth Initial Class
12/31/2025	88,678	7.04	to	37.26	615,903	-	0.55	to	1.80	17.11	to	15.68
12/31/2024	95,252	6.01	to	32.21	565,394	0.01	0.55	to	1.80	28.29	to	26.70
12/31/2023	116,446	4.69	to	25.43	540,135	0.04	0.55	to	1.80	41.31	to	39.58
12/31/2022	143,063	3.32	to	18.22	469,947	-	0.55	to	1.80	(31.72)	to	(32.56)
12/31/2021	127,860	4.86	to	27.01	615,604	0.08	0.55	to	1.80	20.01	to	18.53
Vanguard® Equity Index
12/31/2025	382,510	6.92	to	29.57	2,592,190	1.09	0.55	to	1.80	17.06	to	15.62
12/31/2024	414,222	5.92	to	25.57	2,400,212	1.34	0.55	to	1.80	24.15	to	22.62
12/31/2023	494,686	4.76	to	20.85	2,313,845	1.46	0.55	to	1.80	25.43	to	23.89
12/31/2022	540,688	3.80	to	16.83	2,018,948	1.35	0.55	to	1.80	(18.68)	to	(19.67)
12/31/2021	549,482	4.67	to	20.95	2,525,371	1.28	0.55	to	1.80	27.85	to	26.28
Vanguard® International
12/31/2025	336,374	2.88	to	22.77	950,860	0.85	0.55	to	1.80	19.31	to	17.85
12/31/2024	365,906	2.42	to	19.32	868,017	1.23	0.55	to	1.80	8.41	to	7.07
12/31/2023	400,931	2.23	to	18.04	878,916	1.53	0.55	to	1.80	14.03	to	12.63
12/31/2022	416,653	1.96	to	16.02	802,126	1.27	0.55	to	1.80	(30.50)	to	(31.36)
12/31/2021	336,122	2.81	to	23.34	932,448	0.27	0.55	to	1.80	(2.08)	to	(3.28)

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025
5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
Vanguard® Mid-Cap Index
12/31/2025	184,518	$ 5.06	to	$ 21.04	$ 914,924	1.27%	0.55%	to	1.80%	10.93%	to	9.57%
12/31/2024	195,136	4.56	to	19.20	873,585	1.42	0.55	to	1.80	14.44	to	13.03
12/31/2023	227,124	3.98	to	16.99	890,179	1.42	0.55	to	1.80	15.20	to	13.79
12/31/2022	229,891	3.46	to	14.93	783,295	1.12	0.55	to	1.80	(19.26)	to	(20.25)
12/31/2021	225,131	4.28	to	18.72	950,826	1.12	0.55	to	1.80	23.68	to	22.16
Vanguard® Real Estate Index
12/31/2025	113,525	2.78	to	13.17	313,081	2.74	0.55	to	1.80	2.55	to	1.29
12/31/2024	113,233	2.71	to	13.00	304,649	3.17	0.55	to	1.80	4.17	to	2.88
12/31/2023	134,147	2.61	to	12.64	346,702	2.40	0.55	to	1.80	11.09	to	9.73
12/31/2022	129,637	2.35	to	11.52	301,761	1.92	0.55	to	1.80	(26.70)	to	(27.60)
12/31/2021	135,189	3.20	to	15.91	429,475	2.14	0.55	to	1.80	39.44	to	37.73
Vanguard® Short-Term Investment Grade
12/31/2025	598,219	1.68	to	10.95	991,033	4.24	0.55	to	1.80	6.27	to	4.96
12/31/2024	615,359	1.58	to	10.44	960,286	3.66	0.55	to	1.80	4.32	to	3.03
12/31/2023	633,970	1.52	to	10.13	949,848	2.11	0.55	to	1.80	5.58	to	4.29
12/31/2022	640,619	1.44	to	9.71	910,064	1.75	0.55	to	1.80	(6.24)	to	(7.39)
12/31/2021	845,759	1.53	to	10.49	1,284,215	2.07	0.55	to	1.80	(1.00)	to	(2.21)
Vanguard® Total Bond Market Index
12/31/2025	1,323,259	1.67	to	10.09	2,194,124	3.47	0.55	to	1.80	6.35	to	5.05
12/31/2024	1,341,011	1.57	to	9.60	2,091,307	2.80	0.55	to	1.80	0.69	to	(0.56)
12/31/2023	1,385,413	1.56	to	9.66	2,146,345	2.46	0.55	to	1.80	5.00	to	3.72
12/31/2022	1,377,948	1.48	to	9.31	2,033,901	2.07	0.55	to	1.80	(13.69)	to	(14.75)
12/31/2021	1,418,480	1.72	to	10.92	2,426,444	2.02	0.55	to	1.80	(2.25)	to	(3.46)
(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values.  An annual charge ranging from 0.40% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC's assumption of certain mortality and expense risks incurred in connection with the contract.  The charge is assessed daily based on the net asset value of the Mutual Fund.  Charges for administrative and mortality and expense risk are an expense of the subaccount.  Charges reflected above are those currently assessed and may be subject to change.  Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
TFLIC Separate Account VNY
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.